DEBT (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt					$ 1,592,410,000	$ 992,631,000
Total US Dollar floating rate debt					1,492,056,000	992,620,000
Long-term Line of Credit					42,000	11,000
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement					10,312,000	0
Long-term Debt, Current Maturities					113,076,000	67,365,000
Deferred finance costs, net					12,260,000	10,674,000
Long-term Debt, Excluding Current Maturities					1,467,074,000	914,592,000
Maturities of Long-term Debt [Abstract]
2018					113,076,000
2019					192,793,000
2020					412,344,000
2021					410,637,000
2022					38,242,000
Thereafter					425,318,000
Assets pledged [Abstract]
Vessels, net,					2,342,130,000	1,477,395,000
Vessels by Name [Member]
Assets pledged [Abstract]
Vessels, net,					2,341,069,000	1,476,889,000
Term loan facility, $109.2 Million [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net				$ 54,600,000
Term loan facility $328.4 million [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net				165,900,000
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount				321,600,000
Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Principal amount				110,500,000	110,500,000
Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Principal amount				$ 110,500,000
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Principal amount									$ 275,000,000.0
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					90,000,000
Loans Payable [Member]
Debt Instrument [Line Items]
Total debt					90,000,000	0
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Principal amount		$ 500,100,000.0					$ 500,100,000.0
Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate		1.90%
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Principal amount			$ 60,600,000.0
Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate			1.80%
Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Principal amount										$ 466,500,000.0
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net						192,400,000	$ 99,000,000
Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 109,200,000.0
Loans Payable [Member] | Term loan facility, $109.2 Million [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate	1.90%
Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Principal amount								$ 328,400,000
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net						109,000,000
Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Principal amount					321,600,000
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					252,700,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					$ 55,300,000
Loans Payable [Member] | Term loan facility $110.5 million ING [Member] | London Interbank Offered Rate (LIBOR) [Member]
Assets pledged [Abstract]
Basis spread on variable interest rate					1.90%
Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Assets pledged [Abstract]
Debt Instrument, Increase (Decrease), Net					$ 54,900,000
Loans Payable [Member] | Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Total debt					90,000,000	0
Principal amount					275,000,000.0				$ 275,000,000.0
US Dollar denominated floating rate debt [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Total debt						466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Total debt					423,894,000	461,997,000
Principal amount					500,100,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $60.6 Million [Member]
Debt Instrument [Line Items]
Total debt					51,062,000	54,530,000
Principal amount					60,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Total debt					297,794,000	314,315,000
Principal amount					466,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility, $109.2 Million [Member]
Debt Instrument [Line Items]
Total debt					102,776,000	53,797,000
Principal amount					109,200,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Total debt					261,354,000	107,981,000
Principal amount					328,400,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Total debt					246,531,000	0
Principal amount					321,600,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Total debt					54,483,000	0
Principal amount					110,500,000
US Dollar denominated floating rate debt [Member] | Loans Payable [Member] | Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Total debt					54,162,000	$ 0
Principal amount					$ 110,500,000